Quarterly Financial Data (Unaudited) (Schedule of Quarterly Financial Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Data [Abstract]
Net operating revenues	$ 3,191,255	$ 3,174,416	$ 3,191,254	$ 3,262,031	$ 3,229,399		$ 3,163,577		$ 3,196,097		$ 3,243,663		$ 12,818,956		$ 12,832,736		$ 11,707,730
Income from continuing operations before income taxes	88,331	34,827	74,195	148,768	125,969		90,575		159,213		146,089		346,121		521,846		484,457
Income from continuing operations	62,001	27,853	53,245	99,344	88,108		62,665		106,977		100,070		242,443		357,820		342,864
Loss from discontinued operations, net of taxes	(9,739)	(6,255)	(6,160)	(3,021)	(2,482)		(3,907)		(4,810)		(818)		(25,175)		(12,017)		(65,241)
Net income attributable to Community Health Systems, Inc. stockholders	$ 28,181	$ 4,095	$ 29,753	$ 79,174	$ 62,574		$ 44,233		$ 83,359		$ 75,474		$ 141,203		$ 265,640		$ 201,948
Basic earnings (loss) per share attributable to Community Health Systems, Inc. common stockholders (1):
Continuing operations	$ 0.41	$ 0.11	$ 0.39	$ 0.90	$ 0.72	[1]	$ 0.54	[1]	$ 0.99	[1]	$ 0.86	[1]	$ 1.80	[1]	$ 3.11	[1]	$ 2.97	[1]
Discontinued operations	$ (0.10)	$ (0.07)	$ (0.07)	$ (0.03)	$ (0.03)	[1]	$ (0.04)	[1]	$ (0.05)	[1]	$ (0.01)	[1]	$ (0.27)	[1]	$ (0.13)	[1]	$ (0.73)	[1]
Net income	$ 0.30	$ 0.04	$ 0.32	$ 0.87	$ 0.70	[1]	$ 0.50	[1]	$ 0.94	[1]	$ 0.85	[1]	$ 1.52	[1]	$ 2.98	[1]	$ 2.24	[1]
Diluted earnings (loss) per share attributable to Community Health Systems, Inc. common stockholders (1):
Continuing operations	$ 0.40	$ 0.11	$ 0.38	$ 0.89	$ 0.72	[1]	$ 0.53	[1]	$ 0.98	[1]	$ 0.86	[1]	$ 1.77	[1]	$ 3.09	[1]	$ 2.95	[1]
Discontinued operations	$ (0.10)	$ (0.07)	$ (0.07)	$ (0.03)	$ (0.03)	[1]	$ (0.04)	[1]	$ (0.05)	[1]	$ (0.01)	[1]	$ (0.27)	[1]	$ (0.13)	[1]	$ (0.72)	[1]
Net income	$ 0.30	$ 0.04	$ 0.32	$ 0.86	$ 0.69	[1]	$ 0.49	[1]	$ 0.93	[1]	$ 0.85	[1]	$ 1.51	[1]	$ 2.96	[1]	$ 2.23	[1]
Weighted-average number of shares outstanding:
Basic	93,372,398	93,259,027	92,866,370	91,002,615	89,882,380		89,259,950		89,147,472		88,674,779		92,633,332		89,242,949		89,966,933
Diluted	94,703,458	94,483,596	94,109,368	91,998,993	90,828,119		90,009,113		89,530,639		88,852,704		93,815,013		89,806,937		90,666,348

[1]	Total per share amounts may not add due to rounding.